OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Long-Term Assets
	December 31,
	2016	2015

Severance pay fund	$14,701	$15,857
Long-term deposits	3,000	1,318
Investments in affiliate	1,000	-

	$18,701	$17,175